Consolidated Statements Of Shareholders' Equity And Comprehensive Income		Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Accumulated Income (Losses) [Member] USD ($)	Accumulated Income (Losses) [Member] CNY	Sub-Total [Member] USD ($)	Sub-Total [Member] CNY	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] CNY	Comprehensive Income [Member] USD ($)	Comprehensive Income [Member] CNY	Total USD ($)	Total CNY
Beginning balance at Jun. 30, 2008			15,349		1,169,618,982		(89,949,455)		205,248,312		1,284,933,188				59,746,842		1,284,933,188
Beginning balance, shares at Jun. 30, 2008			38,063,201
Share repurchase			(883)		(62,461,110)						(62,461,993)						(62,461,993)
Share repurchase, shares			(2,585,138)
Exercise of share options			38		661,926						661,964						661,964
Exercise of share options, shares			111,057
Net income (loss)									96,990,243		96,990,243				96,990,243		96,990,243
Share-based compensation					8,173,461						8,173,461						8,173,461
Cumulative translation adjustment							(3,682,983)				(3,682,983)				(3,682,983)		(3,682,983)
Dividend to ordinary shareholders (US$0.56 per share)					(86,215,226)				(51,304,437)		(137,519,663)						(137,519,663)
Ending balance at Jun. 30, 2009			14,504		1,029,778,033		(93,632,438)		250,934,118		1,187,094,217				93,307,260		1,187,094,217
Ending balance, shares at Jun. 30, 2009			35,589,120
Issue of shares, value			905		37,384,095						37,385,000						37,385,000
Issue of shares, shares			2,647,743
Share repurchase			(477)		(38,698,132)						(38,698,609)						(38,698,609)
Share repurchase, shares			(1,394,300)
Exercise of share options			263		10,506,239						10,506,502						10,506,502
Exercise of share options, shares			771,138
Net income (loss)									5,659,825		5,659,825				5,659,825		5,659,825
Share-based compensation					10,395,821						10,395,821						10,395,821
Cumulative translation adjustment							(4,714,440)				(4,714,440)				(4,714,440)		(4,714,440)
Unrealized gain (loss) on available-for-sale investment							9,395,254				9,395,254				9,395,254		9,395,254
Ending balance at Jun. 30, 2010			15,195		1,049,366,056		(88,951,624)		256,593,943		1,217,023,570				10,340,639		1,217,023,570
Ending balance, shares at Jun. 30, 2010			37,613,701
Issue of shares as employee compensation, value			49		2,429,120						2,429,169						2,429,169
Issue of shares as employee compensation, shares			150,000
Share repurchase			(458)		(18,404,391)						(18,404,849)						(18,404,849)
Share repurchase, shares			(1,375,478)
Exercise of share options			13		386,445						386,458						386,458
Exercise of share options, shares			39,628
Net income (loss)									(411,337,044)		(411,337,044)		3,344,272		(407,992,772)	(63,122,576)	(407,992,772)
Share-based compensation																1,769,570	11,437,616
Share-based compensation excluding CEO compensation					9,008,496						9,008,496						9,008,496
Cumulative translation adjustment							(17,854,046)				(17,854,046)				(17,854,046)		(17,854,046)
Unrealized gain (loss) on available-for-sale investment							(12,523,254)				(12,523,254)				(12,523,254)		(12,523,254)
Acquisition of subsidiaries (Note)	[1]								430,423		430,423		41,639,356				42,069,779
Ending balance at Jun. 30, 2011		$ 2,290	14,799	$ 161,334,529	1,042,785,726	$ (18,461,967)	(119,328,924)	$ (23,874,476)	(154,312,678)	$ 119,000,376	769,158,923	$ 6,959,639	44,983,628	$ (67,822,398)	(438,370,072)	$ 125,960,015	814,142,551
Ending balance, shares at Jun. 30, 2011		36,427,851

[1]	Statutory Surplus Reserve of acquired subsidiaries in the People's Republic of China of approximately RMB430,000 was included in the retained earnings.